Annual Total Returns[BarChart] - Invesco VI Core Bond Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.27%	10.29%	(0.10%)	7.27%	0.96%	3.27%	4.59%	(1.02%)	9.53%	9.71%